Supplemental Balance Sheet Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Supplemental Financial Statement Information [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash
The reconciliation of cash, cash equivalents and restricted cash reported within the condensed consolidated balance sheet to the totals shown within the condensed consolidated statements of cash flows is as follows (in thousands):

	As of June 30,
	2022	2021
Cash and cash equivalents	$1,377,152	$235,893
Restricted cash included in prepaid expenses and other current assets (1)	4,239	—
Restricted cash included in other non-current assets (1)	39,444	17,409

Total cash, cash equivalents and restricted cash	$1,420,835	$253,302

(1)
Includes cash balances collateralizing letters of credit associated with the Company’s facility leases and a customer prepayment requiring segregation and restrictions in its use in accordance with the customer agreement.

Schedule of Inventory, Net
Inventory, net consisted of the following (in thousands):

	As of June 30,	As of December 31,
	2022	2021
Finished goods	$7,524	$3,264
Raw materials	863	64
Work in process	—	50
Less: inventory reserve	(285)	(16)

Inventory, net	$8,102	$3,362

Inventory, net consisted of the following (in thousands):

	As of December 31,
	2021	2020
Finished goods	$3,264	$2,756
Raw materials	64	—
Work in process	50	—
Less: Inventory reserve	(16)	(20)

Inventory, net	$3,362	$2,736

Summary of Property and Equipment Net
Property and equipment, net consisted of the following (in thousands):

	As of June 30,	As of December 31,
	2022	2021
Facilities	$12,762	$12,762
Furniture and fixtures	4,661	4,617
Lab equipment	122,209	113,963
Computer equipment and software	12,279	10,129
Leasehold improvements	55,705	55,033
Construction in progress	46,780	10,278
Vehicles	37	40

Total property and equipment	254,433	206,822
Less: Accumulated depreciation	(78,212)	(61,052)

Property and equipment, net	$176,221	$145,770

Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2021	2020
Facilities	$12,762	$12,762
Furniture and fixtures	4,617	2,165
Lab equipment	113,963	51,072
Computer equipment and software	10,129	6,204
Leasehold improvements	55,033	40,435
Construction in progress	10,278	42,575
Vehicles	40	—

Total property and equipment	206,822	155,213
Less: Accumulated depreciation	(61,052)	(33,778)

Property and equipment, net	$145,770	$121,435

Schedule of Capitalization
The following table presents the Company’s authorized, issued, and outstanding common stock as of the dates indicated:

	Authorized	Issued	Outstanding
Common stock as of June 30, 2022:
Class A	10,500,000,000	1,095,736,657	1,000,569,264
Class B	4,500,000,000	396,077,560	347,065,005
Class C	800,000,000	288,000,000	288,000,000

	15,800,000,000	1,779,814,217	1,635,634,269

Common stock as of December 31, 2021:
Class A	10,500,000,000	1,326,146,808	1,273,976,963
Class B	4,500,000,000	364,844,007	337,415,189
Class C	800,000,000	—	—

	15,800,000,000	1,690,990,815	1,611,392,152